Share-Based Compensation Expense (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Compensation Expenses [Abstract]
Schedule of RSU and RSA Share Activity Under the Equity Plans

The following table summarizes RSU and RSA share activity under the Equity Plans for the three months ended March 31, 2025 and 2024:

	RSUs	RSAs
Shares nonvested at January 1, 2025	2,098,620	17,270
Granted	—	—
Vested	(1,460,409)	(17,270)
Forfeited	—	—
Shares nonvested at March 31, 2025	638,211	—
	RSUs	RSAs
Shares nonvested at January 1, 2024	1,271,784	124,176
Granted	154,327	—
Vested	—	(27,586)
Forfeited	—	—
Shares nonvested at March 31, 2024	1,426,111	96,590